Shareholders' equity - Activity in stock options (Details)	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
Number of options
Beginning balance	9,040,000	8,438,000
Granted	2,970,000	2,810,000
Exercised	(3,482,000)	(2,118,000)
Forfeited	(125,000)	(90,000)
Ending balance	8,403,000	9,040,000
Weighted average exercise price
Beginning balance	$ 1.57	$ 0.37
Granted	4.55	4.23
Exercised	0.32	0.36
Forfeited	4.41	1.02
Ending balance	$ 3.10	$ 1.57